Document And Entity Information	Apr. 22, 2026
Document Information [Line Items]
Entity, Registrant Name	Filana Therapeutics, Inc.
Document, Type	8-K
Document, Period End Date	Apr. 22, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-49105
Entity, Tax Identification Number	91-1911336
Entity, Address, Address Line One	6801 N Capital of Texas Highway, Building 1; Suite 300
Entity, Address, City or Town	Austin
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	78731
City Area Code	512
Local Phone Number	501-2444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FLNA
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001069530